SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserve for doubtful accounts		$ (122)	$ (139)
Total accounts receivable	$ 4,722	17,843	13,387
Bank Income Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable		13,097	9,225
Other Accounts Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable		$ 4,868	$ 4,301